LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 23, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Debt
The Company’s long-term debt as of November 30, 2019 and February 23, 2019, net of unamortized debt discounts of $78.3 million and $197.0 million, respectively, and deferred financing costs of $62.8 million and $65.2 million, respectively, consisted of the following (in millions):

	November 30, 2019	February 23, 2019
Albertsons Term Loans due 2025 to 2026, interest rate range of 4.45% to 5.69%	$2,311.5	$4,610.7
Senior Unsecured Notes due 2024, 2025, 2026, 2027 and 2028, interest rate of 6.625%, 5.750%, 7.5%, 4.625% and 5.875%, respectively	4,554.3	3,071.6
New Albertsons L.P. Notes due 2026 to 2031, interest rate range of 6.52% to 8.70%	465.5	1,322.3
Safeway Inc. Notes due 2020 to 2031, interest rate range of 3.95% to 7.45%	641.9	675.3
ABL Facility, average interest rate of 5.0%	18.0	—
Other Notes Payable, unsecured	37.3	125.4
Mortgage Notes Payable, secured	18.4	18.8
Finance lease obligations (see Note 5)	702.3	762.3

Total debt	8,749.2	10,586.4
Less current maturities	(133.3)	(148.8)

Long-term portion	$8,615.9	$10,437.6

Schedule of Future Maturities of Long-term Debt
As of February 23, 2019, the future maturities of long-term debt, excluding debt discounts and deferred financing costs, consisted of the following (in millions):

2019	$51.5
2020	188.5
2021	181.9
2022	1,128.7
2023	1,533.2
Thereafter	7,002.5

Total	$10,086.3

Schedule of Interest Expense
Interest expense, net consisted of the following (in millions):

	Fiscal 2018	Fiscal 2017	Fiscal 2016
ABL Facility, senior secured and unsecured notes, term loans and debentures	$698.3	$701.5	$764.3
Capital lease obligations	81.8	96.3	106.8
Amortization and write off of deferred financing costs	42.7	56.1	84.4
Amortization and write off of debt discounts	20.3	16.0	22.3
Other interest (income) expense	(12.3)	4.9	26.0

Interest expense, net	$830.8	$874.8	$1,003.8